PURCHASE ADVANCES, NET (Tables)	12 Months Ended
Jun. 30, 2020
PURCHASE ADVANCES, NET
Schedule of purchase advances

The Company purchased products and services from third parties during the normal course of business. Purchase advances, net consisted of the following:

	June 30,	June 30,	June 30,
	2019	2020	2020
Third Party	RMB	RMB	U.S. Dollars
Prepayment for others	¥1,592,076	¥381,767	$54,000
Allowance for doubtful accounts	(248,500)	(203,000)	(28,714)
Total purchase advances, net	¥1,343,576	¥178,767	$25,286

Schedule of movement of allowance for doubtful accounts

Movement of allowance for doubtful accounts is as follows:

	June 30,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Beginning balance	¥452,632	¥248,500	$35,150
Charge to (reversal of) expense	191,472	(45,500)	(6,436)
Less: write-off	(395,604)	—	—
Ending balance	¥248,500	¥203,000	$28,714